Income Taxes (Details) - Schedule of Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 5	$ 1	¥ 2,582
Deferred income tax expense
Income tax expenses	¥ 5	$ 1	¥ 2,582